FORM N-SAR

                               SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending:  12/31/2004

Is this a transition report?    N

Is this an amendment to a previous filing?      N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Variable Annuity - 1 Series Account
   B. File Number: 811-08183
   C. Telephone Number: (800) 537-2033

2. A. Street: 50 Main Street, 9th Floor
   B. City: White Plains
   C. State: New York
   D. Zip Code: 10606
   E. Foreign Country:

3. Is this the first filing on this form by Registrant? N

4. Is this the last filing on this form by Registrant?  N

5. Is Registrant a small a business investment company (SBIC)? N
   (If yes, complete only 89-110)

6. Is Registrant a unit investment trust (UIT)? Y
   (If yes, complete only 111 through 132)

111. A. First Great-West Life & Annuity Insurance Company
     B. 333-25269
     C. White Plains, New York 10606

112.

113.

114. A. GWFS Equities, Inc.
     B. 8-033854
     C. 8515 East Orchard Road, Greenwood Village, CO 80111

115. A. Deloitte & Touche, LLP
     B. Denver, CO 80202

116. A. N
     B.

117. A. Y
     B. Y
     C. N
     D. N
     E. N

118. 1

119. 0

120.

121. 1

122. 1

123. $ 11,562

124.

125. $0

126. $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                            Number of         Total Assets              Total Income
                                              Series            ($000's
                                                                                       Distributions
                                            Investing            omitted)               ($000's
                                                                                        Omitted)

A.       U.S. Treasury direct issue                           $                         $
B.       U.S. Government agency                               $                         $
C.       State and municipal tax-free                         $                         $
D.       Public utility debt                                  $                         $
E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent                  $                         $
F.       All other corporate intermed. &
         long-term debt                                       $                         $
G.       All other corporate short term debt                  $                         $
H.       Equity securities of brokers or
         dealers or parents of brokers or dealers             $                         $
I.       Investment company equity securities                 $                         $
J.       All other equity securities                 1        $   41,429                $
K.       Other securities                                     $                         $
L.       Total assets of all series of registrant    1        $   41,429                $


128. N (if answer is N, skip to #131)


131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted):         $320

132.

133.


Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:  Greenwood Village         State: Colorado  Date:  February 23, 2005

Name of Registrant, Depositor, or Trustee: Variable Annuity - 1 Series Account, First Great-West Life & Annuity Insurance Company

By:      /s/ Ryan L. Logsdon                 Witness:  /s/ Jennifer M. Garofalo
         Ryan L. Logsdon                               Jennifer M. Garofalo
         Associate Counsel                             Legal Assistant I